Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Entity Central Index Key	0001501585